For Internal Use Only
Sec File No. 9-

91-502

Submit 1 Original
and 9 Copies

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JAN 18 2005
DIVISION OF MARKET REGULATION

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

05004574

Part I Initial Listing Report AMENDED

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Philadelphia Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Clearing House
3. Class of New Derivative Securities Product:
   Option
4. Name of Underlying Instrument:
   SIG Cable, Media & Entertainment Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   SCQ
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   AMEX, NYSE and NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
   A.M.
9. Position Limits of New Derivative Securities Product (if applicable):
   ~~3,150,000~~ 31,500 contracts

PROCESSED
FEB 24 2005
THOMSON FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Charles Rogers

Title:
Executive Vice President of Business Operations and Chief Regulatory Officer

Telephone Number:
(215) 496-1615

Manual Signature of Official Responsible for Form:
Charlie Rogers

Date:
13 jan 05

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JANUARY 18, 2005

Philadelphia Stock Exchange

1900 Market Street
Philadelphia, PA 19103-3584
Telephone: 215-496-5000
www.phlx.com

PHLX Since 1790

January 13, 2005

Ms. Gail Fortson
Division of Market Regulation
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington , D.C. 20549-1001

Re: Form 19b-4(e)- Trading of Options on
SIG Cable, Media & Entertainment Index
SIG Semiconductor Device Index
KBW Capital Markets Index
SIG Steel Producers Index

Dear Ms. Fortson:

As discussed with Michael Pierson of your office, attached are one original and nine copies each of four amended Forms 19b-4(e) relating to the trading of options on the above captioned indices. The amended forms reflect position limits of 31, 500 contracts for each index.

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5208.

Very truly yours,

Carla Behnfeldt

Carla Behnfeldt
Director
Legal Department New Product Development Group

Enclosures
cc: Jonathan G. Katz, Esq.
Michael Pierson, Esq.
Dan Carrigan
Kurt Fritzsche
Mark Salvacion
Lisa Napora

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	